Trade and other payables	12 Months Ended
Mar. 31, 2018
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of trade and other payables [text block]
20.	Trade and other payables

	March 31, 2018	March 31, 2017
Trade payables	2,865,626	2,740,550
Advance from customers	285,611	375,810
Accrued expenses	3,644,004	2,707,123
Other payables	565,850	544,124
	7,361,091	6,367,607

Financial liabilities included in trade and other payables	6,780,747	5,684,900